Net Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss Per Share
Net Loss per Share
Net loss per share of common stock is computed using the two-class method required for participating securities based on their participation rights. All series of redeemable convertible preferred stock are participating securities as the holders are entitled to participate in common stock dividends with common stock on an as converted basis.
Basic net loss per share is computed by dividing net loss attributable to common stockholders by basic weighted-average shares outstanding during the period. All participating securities are excluded from basic weighted-average shares outstanding. In computing diluted net loss attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by diluted weighted-average shares outstanding, including potentially dilutive securities, unless anti-dilutive.
The following table presents the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2015	2016	2017
Net loss	$(27,260)	$(74,774)	$(91,205)
Deemed dividend on the conversion of Series G redeemable convertible preferred stock	—	—	12,810
Net loss attributable to common stockholders	$(27,260)	$(74,774)	$(104,015)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	4,121,852	5,609,187	11,405,356
Net loss per share attributable to common stockholders, basic and diluted	$(6.61)	$(13.33)	$(9.12)

The following securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because their inclusion would reduce the net loss per share.

	Year Ended December 31,
	2015	2016	2017
Options to purchase common stock	8,351,589	9,587,572	9,313,633
Unvested early exercised common shares	474,148	329,957	146,468
Unvested restricted stock units	1,069,524	1,898,621	4,216,001
Shares estimated under ESPP	—	—	220,721
Warrants to purchase common stock	233,023	233,023	83,237
Redeemable convertible preferred stock	24,620,991	24,788,362	—
Warrants to purchase redeemable convertible preferred stock	292,862	292,862	—